TransWestern Institutional Short Duration Government Bond Fund
FUND SUMMARY
Investment Objective:
The Fund seeks to provide income consistent with liquidity, and limited credit and interest rate risk.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TransWestern Institutional Short Duration Government Bond Fund TransWestern Institutional Short Duration Government Bond Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	0.25%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TransWestern Institutional Short Duration Government Bond Fund TransWestern Institutional Short Duration Government Bond Class
Management Fees		0.45%
Distribution and/or Service (12b-1) Fees		0.10%
Other Expenses		0.12%
Total Annual Fund Operating Expenses		0.67%
Fee Waiver and Reimbursement	[1]	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		0.65%
[1]	The Fund's adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least April 30, 2015, if necessary to ensure that the Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)) do not exceed 0.65%. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TransWestern Institutional Short Duration Government Bond Fund TransWestern Institutional Short Duration Government Bond Class	66	212	371	833

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies:

The Fund limits its investments and strategy so as to qualify for investment by state and nationally chartered banks, federal savings institutions, and federal credit unions under current applicable federal regulations.

The Fund invests 100% of its assets in liquid, high-quality fixed and variable rate U.S. Government bonds, cash and cash equivalents.  Under current federal banking regulations, these U.S. Government bonds would receive a risk weighting of 0% to 20% for the purpose of calculating risk-based capital requirements.  The Fund intends that a bank's investment in the Fund would receive a 20% risk weighting for the purpose of this calculation.

The Fund defines U.S. Government bonds as (i) United States Treasury bills, notes, and bonds, (ii) obligations of Government Sponsored Entities ("GSEs") such as the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Bank System ("FHLB") and (iii) mortgage-backed securities ("MBS") and collateralized mortgage obligations ("CMOs") that are issued by and backed by mortgage collateral guaranteed by one or more of the aforementioned GSEs.

The Fund seeks to maintain limited credit risk by restricting its investments to those rated Aaa by Moody's Investors Service ("Moody's") or AAA by Standard and Poor's Rating Group ("S&P").  In no event will the Fund purchase "whole loans," "whole loan CMOs," or non-GSE guaranteed corporate bonds or instruments.

The Fund seeks to maintain limited interest rate risk by typically maintaining average portfolio-level duration within +/-.5 years of the Fund's benchmark.  Over the past 10 years ended December 1, 2013, the benchmark index has maintained a duration within a range of 0.56 and 3.15. Duration is a measure of sensitivity of a security's price to changes in interest rates. However, individual securities are purchased without restriction as to maturity or duration. The benchmark is comprised of a 50/50 combination of the Barclays Capital Short Treasury Index (which is composed of United States Treasury securities with a remaining maturity of 1 to 12 months) and the Barclays Capital MBS Index (which is composed of adjustable and fixed-rate MBS issued by GNMA, FNMA and FHLMC).

The Fund's adviser delegates day-to-day execution of the Fund's strategy to a subadviser. The adviser retains the ability to override the subadviser's allocation of assets and its selection of specific securities if it believes an investment or allocation is not consistent with the Fund's investment guidelines. The adviser is responsible for ongoing performance evaluation and monitoring of the subadviser. The subadviser buys securities to meet the Fund's income goal and sells securities to adjust duration or to purchase other securities that the subadviser believes may perform better.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.  Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other government agency.

• Credit Risk:  U.S. Government agencies and instrumentalities may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and lower liquidity making it difficult for the Fund to sell the security.

• Fixed Income and Interest Rate Risk:  Changes in interest rates will affect the value of investments in fixed income securities. Typically the value of fixed income securities decline when interest rates rise.

• Liquidity Risk:  Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price that represents current or fair market value.

• Management Risk:  The subadviser's judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the subadviser may also prove incorrect and may not produce the desired results.

• Market Risk:  Overall fixed income market risks may affect the value of individual securities in which the Fund invests. Factors such as interest rate levels, economic growth, market conditions, government policy and political events affect the fixed income securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• Mortgage-Backed Securities Risk:  Mortgage-backed securities are susceptible to maturity and yield risk because borrowers in pools of securities held by the Fund are able to prepay principal due on these mortgages, particularly during periods of declining interest rates.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund's average annual returns compare with those of a broad-based securities market index and supplemental index. Past performance does not necessarily indicate how a Fund will perform in the future. Updated performance information will be available at no cost by visiting www.TransWesternFunds.com or by calling 1-855-881-2380.

Performance Bar Chart For Calendar Years Ended December 31,

Best Quarter:	3rd Quarter 2012	0.91%
Worst Quarter:	2nd Quarter 2013	(1.10)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns TransWestern Institutional Short Duration Government Bond Fund	Label	One Year	Life of Fund	Inception Date
TransWestern Institutional Short Duration Government Bond Class	Return before taxes	(0.90%)	1.32%	Jan. 03, 2011
TransWestern Institutional Short Duration Government Bond Class Return after taxes on distributions		(1.62%)	0.69%
TransWestern Institutional Short Duration Government Bond Class Return after taxes on distributions and Sale of Fund Shares		(0.51%)	(0.80%)
Barclays Capital Short Treasury Index (reflects no deduction for fees, expenses or taxes)		0.14%	0.17%
Barclays Capital Mortgage Backed Securities Index		(1.41%)	2.46%

The Barclays Capital Short Treasury Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.

Barclays Capital Mortgage Backed Securities Index us an unmanaged market capitalization index which measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). Investors may not invest in the Index directly.  Unlike the Fund’s returns, however, they do not reflect any fees or expenses.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).